UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Europe Equity Fund

	Shares	Value ($)

Common Stocks 97.1%
Austria 7.4%
Andritz AG	85,252	3,736,421
Erste Group Bank AG	78,812	2,750,979
IMMOEAST AG*	1,374,095	3,799,484
Intercell AG*	73,762	2,705,070
OMV AG	115,000	4,564,877

(Cost $17,447,684)		17,556,831
Belgium 2.2%
Fortis* (Cost $4,454,826)	1,323,300	5,149,049
Denmark 2.6%
A P Moller-Maersk AS "B" (a)	544	3,383,926

Carlsberg AS "B"	40,575	2,815,174

(Cost $6,126,472)		6,199,100
Finland 2.0%
Fortum Oyj	96,100	2,225,783
Nokia Oyj	185,100	2,464,106

(Cost $6,923,082)		4,689,889
France 9.6%
Alstom SA	41,530	2,851,312
AXA SA	230,568	4,873,559
BNP Paribas	86,504	6,306,493
DANONE SA	42,051	2,256,263
Electricite de France	67,939	3,367,382
France Telecom SA	128,069	3,196,217

(Cost $21,954,098)		22,851,226
Germany 14.8%
Allianz SE (Registered) (a)	47,200	4,655,370
BASF SE	69,000	3,457,833
Bayer AG	51,300	3,148,455
Bayerische Motoren Werke (BMW) AG (a)	69,897	3,230,811
Daimler AG (Registered)	121,300	5,613,700
Deutsche Boerse AG	45,600	3,613,647
E.ON AG	114,000	4,315,578
Fresenius Medical Care AG & Co. KGaA (a)	81,300	3,733,552
Software AG	44,426	3,324,318

(Cost $44,364,201)		35,093,264
Greece 2.4%
National Bank of Greece SA* (Cost $4,503,710)	197,266	5,758,220
Ireland 2.0%
Anglo Irish Bank Corp., Ltd.	623,482	192,836
CRH PLC	189,314	4,519,638

(Cost $15,607,917)		4,712,474
Italy 5.9%
Fiat SpA* (a)	271,400	3,009,508
Intesa Sanpaolo*	878,300	3,270,433
Saipem SpA	150,000	4,062,103
UniCredit SpA*	1,232,800	3,610,859

(Cost $13,116,466)		13,952,903
Luxembourg 1.7%
ArcelorMittal (Cost $4,895,469)	110,283	3,968,954
Netherlands 3.6%
ING Groep NV (CVA)	332,000	4,257,848
QIAGEN NV*	228,755	4,365,734
SBM Offshore NV	3,783	72,359

(Cost $10,723,437)		8,695,941
Russia 5.9%
Gazprom (ADR)	201,350	4,157,878
LUKOIL (ADR)	66,100	3,305,000
Mechel (ADR) (a)	291,400	3,112,152

Sberbank	2,526,644	3,461,502

(Cost $13,829,236)		14,036,532
Spain 2.6%
Banco Santander SA	178,200	2,580,522
Tecnicas Reunidas SA	75,135	3,728,869

(Cost $7,508,198)		6,309,391
Sweden 4.3%
Concordia Maritime AB "B"	1,826,900	5,443,231
Tele2 AB "B"	363,100	4,885,949

(Cost $13,913,729)		10,329,180
Switzerland 10.8%
ABB Ltd. (Registered)*	145,248	2,653,105
Credit Suisse Group AG (Registered)	112,036	5,294,360
Nestle SA (Registered)	127,066	5,229,367
Roche Holding AG (Genusschein)	22,101	3,484,788
UBS AG (Registered)*	377,159	5,509,242
Xstrata PLC	263,229	3,553,744

(Cost $22,215,894)		25,724,606
United Kingdom 19.3%
Anglo American PLC	112,944	3,641,280
Babcock International Group PLC	340,625	2,678,554
BG Group PLC	253,342	4,227,720
BHP Billiton PLC	105,613	2,757,464
BP PLC	420,941	3,496,117
GlaxoSmithKline PLC	205,660	3,947,330
HSBC Holdings PLC	749,739	7,586,423
Imperial Tobacco Group PLC	100,670	2,877,290
John Wood Group PLC	592,060	2,640,648
Kofax PLC	2,007,029	4,903,239
Robert Wiseman Dairies PLC	379,929	2,602,075
Vodafone Group PLC	2,199,028	4,507,221

(Cost $56,749,705)		45,865,361

Total Common Stocks (Cost $264,334,124)		230,892,921
Securities Lending Collateral 8.3%
Daily Assets Fund Institutional, 0.39% (b) (c) (Cost $19,757,586)	19,757,586	19,757,586
Cash Equivalents 2.6%
Cash Management QP Trust, 0.27% (b) (Cost $6,205,465)	6,205,465	6,205,465
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $290,297,175) †	108.0	256,855,972
Other Assets and Liabilities, Net	(8.0)	(19,065,796)

Net Assets	100.0	237,790,176

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $290,668,385. At July 31, 2009, net unrealized depreciation for all securities based on tax cost was $33,812,413. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,594,492 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $53,406,905.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $19,107,623 which is 8.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At July 31, 2009, the DWS Europe Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	72,670,826	31.5%
Energy	35,698,802	15.5%
Materials	25,011,065	10.8%
Health Care	21,384,929	9.3%
Consumer Staples	15,780,169	6.8%
Industrials	15,303,318	6.6%
Telecommunication Services	12,589,387	5.5%
Consumer Discretionary	11,854,019	5.1%
Information Technology	10,691,663	4.6%
Utilities	9,908,743	4.3%
Total	230,892,921	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Austria	$ —	$ 17,556,831	$ —	$ 17,556,831
Belgium	—	5,149,049	—	5,149,049
Denmark	—	6,199,100	—	6,199,100
Finland	—	4,689,889	—	4,689,889
France	—	22,851,226	—	22,851,226
Germany	—	35,093,264	—	35,093,264
Greece	—	5,758,220	—	5,758,220
Ireland	—	4,712,474	—	4,712,474
Italy	—	13,952,903	—	13,952,903
Luxembourg	—	3,968,954	—	3,968,954
Netherlands	—	8,695,941	—	8,695,941
Russia	6,417,152	7,619,380	—	14,036,532
Spain	—	6,309,391	—	6,309,391
Sweden	—	10,329,180	—	10,329,180
Switzerland	—	25,724,606	—	25,724,606
United Kingdom	—	45,865,361	—	45,865,361

Short-Term Investments(d)	19,757,586	6,205,465	—	25,963,051
Total	$ 26,174,738	$ 230,681,234	$ —	$ 256,855,972

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009